Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000006838 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class A
Trading Symbol	MAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$40	0.38%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 40	[1]
Expense Ratio, Percent	0.38%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 9.52%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	9.52%	10.92%	8.89%
A with initial sales charge (5.75%)	3.22%	9.62%	8.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,860,668,362
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[2]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%

C000006843 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class B
Trading Symbol	MBAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$118	1.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 118	[3]
Expense Ratio, Percent	1.13%	[3]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 8.72%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	8.72%	10.10%	8.08%
B with CDSC (declining over six years from 4% to 0%)×	4.72%	9.82%	8.08%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,860,668,362
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[4]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%

C000006844 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class C
Trading Symbol	MCAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$118	1.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 118	[5]
Expense Ratio, Percent	1.13%	[5]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 8.71%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	8.71%	10.09%	8.08%
C with CDSC (1% for 12 months)×	7.71%	10.09%	8.08%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,860,668,362
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[6]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%

C000006845 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class I
Trading Symbol	MIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$14	0.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 14	[7]
Expense Ratio, Percent	0.13%	[7]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 9.80%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.80%	11.20%	9.16%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,860,668,362
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[8]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%

C000006847 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R1
Trading Symbol	MAAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$118	1.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 118	[9]
Expense Ratio, Percent	1.13%	[9]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 8.72%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	8.72%	10.09%	8.08%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,860,668,362
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[10]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%

C000006849 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R2
Trading Symbol	MAWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$66	0.63%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 66	[11]
Expense Ratio, Percent	0.63%	[11]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 9.28%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.28%	10.64%	8.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,860,668,362
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[12]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%

C000006850 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R3
Trading Symbol	MAAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$40	0.38%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 40	[13]
Expense Ratio, Percent	0.38%	[13]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 9.55%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	9.55%	10.92%	8.89%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,860,668,362
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[14]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%

C000006839 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R4
Trading Symbol	MAALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$14	0.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 14	[15]
Expense Ratio, Percent	0.13%	[15]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 9.84%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	9.84%	11.20%	9.16%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,860,668,362
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[16]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%

C000231058 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R6
Trading Symbol	AGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$5	0.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[17]
Expense Ratio, Percent	0.05%	[17]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 9.89%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	9.89%	5.22%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	10.31%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	8.44%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,860,668,362
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[18]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%

C000006851 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class A
Trading Symbol	MAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$35	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 35	[19]
Expense Ratio, Percent	0.34%	[19]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Moderate Allocation Fund (fund) provided a total return of 8.30%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.30%	7.06%	6.41%
A with initial sales charge (5.75%)	2.07%	5.80%	5.78%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,410,806,099
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[20]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%

C000006856 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class B
Trading Symbol	MMABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$113	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 113	[21]
Expense Ratio, Percent	1.09%	[21]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Moderate Allocation Fund (fund) provided a total return of 7.48%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.48%	6.27%	5.62%
B with CDSC (declining over six years from 4% to 0%)×	3.48%	5.96%	5.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,410,806,099
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[22]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%

C000006857 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class C
Trading Symbol	MMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$113	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 113	[23]
Expense Ratio, Percent	1.09%	[23]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Moderate Allocation Fund (fund) provided a total return of 7.46%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.46%	6.26%	5.61%
C with CDSC (1% for 12 months)×	6.46%	6.26%	5.61%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,410,806,099
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[24]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%

C000006858 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class I
Trading Symbol	MMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 9	[25]
Expense Ratio, Percent	0.09%	[25]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Moderate Allocation Fund (fund) provided a total return of 8.57%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.57%	7.34%	6.68%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,410,806,099
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[26]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%

C000006860 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R1
Trading Symbol	MAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$113	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 113	[27]
Expense Ratio, Percent	1.09%	[27]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 7.50%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.50%	6.28%	5.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,410,806,099
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[28]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%

C000006862 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R2
Trading Symbol	MARRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$61	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 61	[29]
Expense Ratio, Percent	0.59%	[29]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 8.06%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.06%	6.81%	6.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,410,806,099
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[30]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%

C000006863 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R3
Trading Symbol	MAMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$35	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 35	[31]
Expense Ratio, Percent	0.34%	[31]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 8.27%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.27%	7.07%	6.41%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,410,806,099
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[32]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%

C000006852 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R4
Trading Symbol	MAMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 9	[33]
Expense Ratio, Percent	0.09%	[33]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 8.58%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.58%	7.34%	6.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,410,806,099
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[34]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%

C000231059 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	MAMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[35]
Expense Ratio, Percent	0.02%	[35]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 8.64%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	8.64%	3.30%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	10.31%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	4.78%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,410,806,099
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[36]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%

C000006887 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class A
Trading Symbol	MACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$35	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 35	[37]
Expense Ratio, Percent	0.34%	[37]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Conservative Allocation Fund (fund) provided a total return of 7.09%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.09%	5.03%	4.96%
A with initial sales charge (5.75%)	0.93%	3.80%	4.34%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 3,652,140,167
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[38]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006892 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ConservativeAllocation Fund
Class Name	Class B
Trading Symbol	MACBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$112	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 112	[39]
Expense Ratio, Percent	1.09%	[39]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Conservative Allocation Fund (fund) provided a total return of 6.30%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.30%	4.25%	4.18%
B with CDSC (declining over six years from 4% to 0%)×	2.30%	3.90%	4.18%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 3,652,140,167
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[40]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006893 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ConservativeAllocation Fund
Class Name	Class C
Trading Symbol	MACVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$112	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 112	[41]
Expense Ratio, Percent	1.09%	[41]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Conservative Allocation Fund (fund) provided a total return of 6.25%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.25%	4.25%	4.17%
C with CDSC (1% for 12 months)×	5.25%	4.25%	4.17%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 3,652,140,167
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[42]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006894 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class I
Trading Symbol	MACIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 9	[43]
Expense Ratio, Percent	0.09%	[43]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Conservative Allocation Fund (fund) provided a total return of 7.33%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.33%	5.30%	5.22%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 3,652,140,167
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[44]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006896 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R1
Trading Symbol	MACKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$112	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 112	[45]
Expense Ratio, Percent	1.09%	[45]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 6.26%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.26%	4.25%	4.18%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 3,652,140,167
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[46]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006898 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R2
Trading Symbol	MCARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$61	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 61	[47]
Expense Ratio, Percent	0.59%	[47]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 6.83%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	6.83%	4.78%	4.70%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 3,652,140,167
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[48]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006899 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R3
Trading Symbol	MACNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$35	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 35	[49]
Expense Ratio, Percent	0.34%	[49]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 7.10%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.10%	5.03%	4.96%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 3,652,140,167
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[50]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006888 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R4
Trading Symbol	MACJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 9	[51]
Expense Ratio, Percent	0.09%	[51]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 7.35%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.35%	5.30%	5.22%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 3,652,140,167
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[52]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000231060 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	MACQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$3	0.03%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 3	[53]
Expense Ratio, Percent	0.03%	[53]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 7.40%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	7.40%	2.36%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(1.32)%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	2.79%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 3,652,140,167
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[54]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%

C000006904 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	MEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$142	1.31%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 16.88%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	16.88%	6.79%	3.74%
A with initial sales charge (5.75%)	10.16%	5.54%	3.13%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 8,406,870,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 69,233,060	[55]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%

C000006905 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Fund
Class Name	Class B
Trading Symbol	MEMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$223	2.06%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 16.03%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	16.03%	6.00%	2.96%
B with CDSC (declining over six years from 4% to 0%)×	12.03%	5.68%	2.96%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 8,406,870,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 69,233,060	[56]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%

C000006906 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Fund
Class Name	Class C
Trading Symbol	MEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$223	2.06%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 16.05%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	16.05%	6.00%	2.96%
C with CDSC (1% for 12 months)×	15.05%	6.00%	2.96%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 8,406,870,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 69,233,060	[57]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%

C000006907 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	MEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$115	1.06%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 17.20%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	17.20%	7.06%	4.00%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 8,406,870,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 69,233,060	[58]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%

C000071424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R1
Trading Symbol	MEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$222	2.06%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 16.01%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	16.01%	6.00%	2.96%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 8,406,870,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 69,233,060	[59]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%

C000071425 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	MEMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$169	1.56%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 16.62%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	16.62%	6.53%	3.48%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 8,406,870,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 69,233,060	[60]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%

C000071426 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	MEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$142	1.31%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 16.90%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	16.90%	6.80%	3.74%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 8,406,870,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 69,233,060	[61]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%

C000071427 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	MEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$115	1.06%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 17.19%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	17.19%	7.06%	3.99%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 8,406,870,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 69,233,060	[62]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%

C000071428 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	MEMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 17.35%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	17.35%	7.22%	4.13%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 8,406,870,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 69,233,060	[63]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%

C000006911 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class A
Trading Symbol	MAGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 36	[64]
Expense Ratio, Percent	0.34%	[64]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Growth Allocation Fund (fund) provided a total return of 8.98%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.98%	9.30%	7.82%
A with initial sales charge (5.75%)	2.72%	8.01%	7.18%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,488,290,908
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[65]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%

C000006916 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class B
Trading Symbol	MBGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$113	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 113	[66]
Expense Ratio, Percent	1.09%	[66]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Growth Allocation Fund (fund) provided a total return of 8.21%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	8.21%	8.50%	7.02%
B with CDSC (declining over six years from 4% to 0%)×	4.21%	8.21%	7.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,488,290,908
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[67]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%

C000006917 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class C
Trading Symbol	MCGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$113	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 113	[68]
Expense Ratio, Percent	1.09%	[68]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Growth Allocation Fund (fund) provided a total return of 8.16%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	8.16%	8.49%	7.02%
C with CDSC (1% for 12 months)×	7.16%	8.49%	7.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,488,290,908
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[69]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%

C000006918 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class I
Trading Symbol	MGWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 9	[70]
Expense Ratio, Percent	0.09%	[70]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Growth Allocation Fund (fund) provided a total return of 9.29%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.29%	9.58%	8.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,488,290,908
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[71]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%

C000006920 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R1
Trading Symbol	MAGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$113	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 113	[72]
Expense Ratio, Percent	1.09%	[72]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Growth Allocation Fund (fund) provided a total return of 8.16%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	8.16%	8.48%	7.01%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,488,290,908
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[73]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%

C000006922 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R2
Trading Symbol	MGALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$62	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 62	[74]
Expense Ratio, Percent	0.59%	[74]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Growth Allocation Fund (fund) provided a total return of 8.69%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.69%	9.03%	7.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,488,290,908
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[75]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%

C000006923 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R3
Trading Symbol	MAGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 36	[76]
Expense Ratio, Percent	0.34%	[76]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Growth Allocation Fund (fund) provided a total return of 8.98%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.98%	9.31%	7.82%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,488,290,908
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[77]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%

C000006912 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R4
Trading Symbol	MAGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 9	[78]
Expense Ratio, Percent	0.09%	[78]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Growth Allocation Fund (fund) provided a total return of 9.25%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	9.25%	9.58%	8.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,488,290,908
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[79]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%

C000231061 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R6
Trading Symbol	MAGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[80]
Expense Ratio, Percent	0.02%	[80]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Growth Allocation Fund (fund) provided a total return of 9.33%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	9.33%	4.47%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	10.31%
MFS Growth Allocation Fund Blended Index ∆	11.48%	6.68%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,488,290,908
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[81]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%

C000006924 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class A
Trading Symbol	MDIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$37	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 37	[82]
Expense Ratio, Percent	0.35%	[82]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS International Diversification Fund (fund) provided a total return of 13.98%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	13.98%	9.34%	6.75%
A with initial sales charge (5.75%)	7.42%	8.05%	6.12%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 41,403,515,321
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[83]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006929 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® InternationalDiversificationSM Fund
Class Name	Class B
Trading Symbol	MDIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$117	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 117	[84]
Expense Ratio, Percent	1.10%	[84]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS International Diversification Fund (fund) provided a total return of 13.16%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	13.16%	8.52%	5.95%
B with CDSC (declining over six years from 4% to 0%)×	9.16%	8.23%	5.95%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 41,403,515,321
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[85]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006930 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® InternationalDiversificationSM Fund
Class Name	Class C
Trading Symbol	MDIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$117	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 117	[86]
Expense Ratio, Percent	1.10%	[86]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS International Diversification Fund (fund) provided a total return of 13.13%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	13.13%	8.52%	5.95%
C with CDSC (1% for 12 months)×	12.13%	8.52%	5.95%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 41,403,515,321
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[87]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006931 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class I
Trading Symbol	MDIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 11	[88]
Expense Ratio, Percent	0.10%	[88]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS International Diversification Fund (fund) provided a total return of 14.27%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	14.27%	9.61%	7.02%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 41,403,515,321
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[89]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006933 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R1
Trading Symbol	MDIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$117	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 117	[90]
Expense Ratio, Percent	1.10%	[90]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS International Diversification Fund (fund) provided a total return of 13.19%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	13.19%	8.52%	5.95%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 41,403,515,321
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[91]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006935 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R2
Trading Symbol	MDIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$64	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 64	[92]
Expense Ratio, Percent	0.60%	[92]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS International Diversification Fund (fund) provided a total return of 13.72%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.72%	9.06%	6.48%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 41,403,515,321
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[93]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006936 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R3
Trading Symbol	MDIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$37	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 37	[94]
Expense Ratio, Percent	0.35%	[94]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS International Diversification Fund (fund) provided a total return of 14.00%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	14.00%	9.33%	6.75%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 41,403,515,321
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[95]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006925 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R4
Trading Symbol	MDITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 11	[96]
Expense Ratio, Percent	0.10%	[96]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS International Diversification Fund (fund) provided a total return of 14.27%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	14.27%	9.61%	7.01%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 41,403,515,321
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[97]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000195683 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R6
Trading Symbol	MDIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[98]
Expense Ratio, Percent	0.00%	[98]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS International Diversification Fund (fund) provided a total return of 14.38%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	14.38%	9.71%	7.22%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.67%
*	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Oct. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 41,403,515,321
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[99]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006937 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class A
Trading Symbol	MGRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS International Growth Fund (fund) provided a total return of 15.44%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	15.44%	10.45%	7.95%
A with initial sales charge (5.75%)	8.80%	9.15%	7.32%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 19,139,184,905
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 114,074,447	[100]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%

C000006938 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class B
Trading Symbol	MGRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$193	1.80%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS International Growth Fund (fund) provided a total return of 14.59%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	14.59%	9.62%	7.15%
B with CDSC (declining over six years from 4% to 0%)×	10.59%	9.34%	7.15%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 19,139,184,905
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 114,074,447	[101]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%

C000006939 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class C
Trading Symbol	MGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$193	1.80%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS International Growth Fund (fund) provided a total return of 14.59%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	14.59%	9.62%	7.15%
C with CDSC (1% for 12 months)×	13.59%	9.62%	7.15%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 19,139,184,905
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 114,074,447	[102]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%

C000006940 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class I
Trading Symbol	MQGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS International Growth Fund (fund) provided a total return of 15.74%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	15.74%	10.72%	8.23%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 19,139,184,905
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 114,074,447	[103]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%

C000071431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R1
Trading Symbol	MGRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$193	1.80%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS International Growth Fund (fund) provided a total return of 14.60%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	14.60%	9.63%	7.15%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 19,139,184,905
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 114,074,447	[104]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%

C000071432 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R2
Trading Symbol	MGRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$140	1.30%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS International Growth Fund (fund) provided a total return of 15.14%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	15.14%	10.17%	7.68%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 19,139,184,905
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 114,074,447	[105]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%

C000071433 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R3
Trading Symbol	MGRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$114	1.06%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS International Growth Fund (fund) provided a total return of 15.45%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	15.45%	10.45%	7.95%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 19,139,184,905
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 114,074,447	[106]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%

C000071430 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R4
Trading Symbol	MGRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS International Growth Fund (fund) provided a total return of 15.73%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	15.73%	10.72%	8.22%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 19,139,184,905
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 114,074,447	[107]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%

C000034484 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R6
Trading Symbol	MGRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS International Growth Fund (fund) provided a total return of 15.88%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	15.88%	10.86%	8.35%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 19,139,184,905
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 114,074,447	[108]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%

C000006941 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class A
Trading Symbol	MGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 14.19%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	14.19%	8.86%	8.18%
A with initial sales charge (5.75%)	7.62%	7.57%	7.54%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 22,796,168,642
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 138,896,131	[109]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%

C000006942 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class B
Trading Symbol	MGIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$189	1.77%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 13.35%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	13.35%	8.05%	7.37%
B with CDSC (declining over six years from 4% to 0%)×	9.35%	7.78%	7.37%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 22,796,168,642
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 138,896,131	[110]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%

C000006943 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class C
Trading Symbol	MGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$189	1.77%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 13.32%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	13.32%	8.04%	7.37%
C with CDSC (1% for 12 months)×	12.32%	8.04%	7.37%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 22,796,168,642
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 138,896,131	[111]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%

C000006944 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class I
Trading Symbol	MINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 14.47%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	14.47%	9.13%	8.45%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 22,796,168,642
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 138,896,131	[112]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%

C000071434 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R1
Trading Symbol	MINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$189	1.77%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 13.35%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	13.35%	8.04%	7.37%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 22,796,168,642
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 138,896,131	[113]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%

C000071435 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R2
Trading Symbol	MINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$136	1.27%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 13.92%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.92%	8.59%	7.91%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 22,796,168,642
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 138,896,131	[114]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%

C000071436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R3
Trading Symbol	MINGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 14.18%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	14.18%	8.86%	8.18%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 22,796,168,642
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 138,896,131	[115]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%

C000071437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R4
Trading Symbol	MINHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 14.47%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	14.47%	9.13%	8.45%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 22,796,168,642
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 138,896,131	[116]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%

C000034485 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R6
Trading Symbol	MINJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 14.60%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	14.60%	9.25%	8.56%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 22,796,168,642
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 138,896,131	[117]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%

C000142775 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class A
Trading Symbol	MNWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$95	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 95	[118]
Expense Ratio, Percent	0.92%	[118]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class A shares of the fund provided a total return of 5.77%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	5.77%	2.81%	3.24%
A with initial sales charge (5.75%)	(0.31)%	1.59%	2.63%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 35,032,009
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 120,936	[119]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class B
Trading Symbol	MNWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$171	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 171	[120]
Expense Ratio, Percent	1.67%	[120]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class B shares of the fund provided a total return of 4.98%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	4.98%	2.02%	2.39%
B with CDSC (declining over six years from 4% to 0%)×	0.98%	1.64%	2.39%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 35,032,009
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 120,936	[121]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class C
Trading Symbol	MNWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$171	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 171	[122]
Expense Ratio, Percent	1.67%	[122]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class C shares of the fund provided a total return of 5.02%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.02%	2.03%	2.39%
C with CDSC (1% for 12 months)×	4.02%	2.03%	2.39%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 35,032,009
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 120,936	[123]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142778 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class I
Trading Symbol	MNWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$69	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 69	[124]
Expense Ratio, Percent	0.67%	[124]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class I shares of the fund provided a total return of 6.09%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.09%	3.05%	3.42%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 35,032,009
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 120,936	[125]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142779 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R1
Trading Symbol	MNWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$171	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 171	[126]
Expense Ratio, Percent	1.67%	[126]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class R1 shares of the fund provided a total return of 5.03%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.03%	2.03%	2.39%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 35,032,009
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 120,936	[127]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142780 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R2
Trading Symbol	MNWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$120	1.17%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 120	[128]
Expense Ratio, Percent	1.17%	[128]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class R2 shares of the fund provided a total return of 5.56%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	5.56%	2.55%	2.91%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 35,032,009
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 120,936	[129]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142781 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R3
Trading Symbol	MNWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$95	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 95	[130]
Expense Ratio, Percent	0.92%	[130]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class R3 shares of the fund provided a total return of 5.83%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	5.83%	2.81%	3.16%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 35,032,009
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 120,936	[131]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142782 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R4
Trading Symbol	MNWUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$69	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 69	[132]
Expense Ratio, Percent	0.67%	[132]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class R4 shares of the fund provided a total return of 6.06%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.06%	3.04%	3.42%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 35,032,009
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 120,936	[133]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195688 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R6
Trading Symbol	MNWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$62	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 62	[134]
Expense Ratio, Percent	0.60%	[134]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class R6 shares of the fund provided a total return of 6.20%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
*For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	6.20%	3.14%	3.99%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	13.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	2.41%
*	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Oct. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 35,032,009
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 120,936	[135]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000160020 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class A
Trading Symbol	BRWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 15.64%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	15.64%	16.14%	14.76%
A with initial sales charge (5.75%)	8.99%	14.77%	14.06%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 429,103,937
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,467,552	[136]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%

C000160021 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Growth Equity Fund
Class Name	Class B
Trading Symbol	BRWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$160	1.49%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 14.76%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	14.76%	15.28%	13.91%
B with CDSC (declining over six years from 4% to 0%)×	10.76%	15.05%	13.91%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 429,103,937
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,467,552	[137]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%

C000160022 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Growth Equity Fund
Class Name	Class C
Trading Symbol	BRWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$160	1.49%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 14.73%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	14.73%	15.28%	13.91%
C with CDSC (1% for 12 months)×	13.73%	15.28%	13.91%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 429,103,937
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,467,552	[138]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%

C000160023 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class I
Trading Symbol	BRWJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 15.90%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	15.90%	16.44%	15.05%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 429,103,937
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,467,552	[139]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%

C000160024 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R1
Trading Symbol	BRWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$160	1.49%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 14.76%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	14.76%	15.29%	13.91%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 429,103,937
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,467,552	[140]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%

C000160025 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R2
Trading Symbol	BRWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 15.32%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	15.32%	15.85%	14.48%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 429,103,937
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,467,552	[141]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%

C000160026 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R3
Trading Symbol	BRWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 15.58%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	15.58%	16.14%	14.76%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 429,103,937
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,467,552	[142]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%

C000160027 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R4
Trading Symbol	BRWUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 15.92%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	15.92%	16.45%	15.06%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 429,103,937
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,467,552	[143]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%

C000160028 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R6
Trading Symbol	BRWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 15.97%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	15.97%	16.53%	15.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 429,103,937
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,467,552	[144]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%

C000160029 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class A
Trading Symbol	BRSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$96	0.99%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑5.62%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	(5.62)%	8.55%	6.93%
A with initial sales charge (5.75%)	(11.05)%	7.28%	6.28%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 304,963,035
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 2,108,034	[145]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%

C000160030 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Small Cap Equity Fund
Class Name	Class B
Trading Symbol	BRSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$168	1.74%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑6.34%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	(6.34)%	7.73%	6.12%
B with CDSC (declining over six years from 4% to 0%)×	(9.87)%	7.43%	6.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 304,963,035
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 2,108,034	[146]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%

C000160031 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Small Cap Equity Fund
Class Name	Class C
Trading Symbol	BRSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$168	1.74%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑6.40%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	(6.40)%	7.72%	6.12%
C with CDSC (1% for 12 months)×	(7.28)%	7.72%	6.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 304,963,035
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 2,108,034	[147]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%

C000160032 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class I
Trading Symbol	BRSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$72	0.74%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑5.41%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	(5.41)%	8.81%	7.19%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 304,963,035
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 2,108,034	[148]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%

C000160033 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R1
Trading Symbol	BRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$168	1.74%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑6.39%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	(6.39)%	7.74%	6.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 304,963,035
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 2,108,034	[149]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%

C000160034 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R2
Trading Symbol	BRSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$120	1.24%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑5.84%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	(5.84)%	8.28%	6.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 304,963,035
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 2,108,034	[150]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%

C000160035 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R3
Trading Symbol	BRSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$96	0.99%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑5.66%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	(5.66)%	8.55%	6.92%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 304,963,035
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 2,108,034	[151]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%

C000160036 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R4
Trading Symbol	BRSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$72	0.74%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑5.41%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	(5.41)%	8.83%	7.18%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 304,963,035
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 2,108,034	[152]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%

C000160037 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	BRSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	0.63%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑5.30%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	(5.30)%	8.94%	7.28%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 304,963,035
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 2,108,034	[153]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%

C000160038 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class A
Trading Symbol	BRUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 6.23%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	6.23%	14.10%	9.84%
A with initial sales charge (5.75%)	0.12%	12.76%	9.18%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 295,552,025
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,131,710	[154]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%

C000160039 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Value Equity Fund
Class Name	Class B
Trading Symbol	BRUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 5.51%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	5.51%	13.26%	9.03%
B with CDSC (declining over six years from 4% to 0%)×	1.66%	13.02%	9.03%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 295,552,025
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,131,710	[155]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%

C000160040 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Value Equity Fund
Class Name	Class C
Trading Symbol	BRUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 5.52%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	5.52%	13.26%	9.03%
C with CDSC (1% for 12 months)×	4.56%	13.26%	9.03%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 295,552,025
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,131,710	[156]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%

C000160041 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class I
Trading Symbol	BRUHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 6.48%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	6.48%	14.38%	10.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 295,552,025
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,131,710	[157]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%

C000160042 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Value Equity Fund
Class Name	Class R1
Trading Symbol	BRUJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 6.21%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	6.21%	13.92%	9.36%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 295,552,025
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,131,710	[158]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%

C000160043 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R2
Trading Symbol	BRUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 5.99%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	5.99%	13.82%	9.57%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 295,552,025
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,131,710	[159]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%

C000160044 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R3
Trading Symbol	BRULX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 6.24%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	6.24%	14.11%	9.85%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 295,552,025
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,131,710	[160]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%

C000160045 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R4
Trading Symbol	BRUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 6.54%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	6.54%	14.40%	10.13%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 295,552,025
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,131,710	[161]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%

C000160046 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R6
Trading Symbol	BRUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 6.60%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	6.60%	14.47%	10.21%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 295,552,025
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,131,710	[162]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%

C000172715 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	BMSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 7.74%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	7.74%	14.18%	10.65%
A with initial sales charge (5.75%)	1.55%	12.84%	9.90%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,504,605,002
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,735,876	[163]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%

C000172716 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Mid Cap Equity Fund
Class Name	Class B
Trading Symbol	BMSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$164	1.59%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 6.87%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	6.87%	13.33%	9.81%
B with CDSC (declining over six years from 4% to 0%)×	2.97%	13.08%	9.81%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Aug. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 1,504,605,002
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,735,876	[164]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%

C000172717 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	BMSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$164	1.59%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 6.82%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	6.82%	13.32%	9.81%
C with CDSC (1% for 12 months)×	5.85%	13.32%	9.81%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Aug. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,504,605,002
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,735,876	[165]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%

C000172718 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	BMSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 7.93%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	7.93%	14.47%	10.92%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,504,605,002
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,735,876	[166]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%

C000172719 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R1
Trading Symbol	BMSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 7.44%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	7.44%	13.43%	9.88%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,504,605,002
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,735,876	[167]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%

C000172720 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R2
Trading Symbol	BMSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 7.46%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	7.46%	13.91%	10.37%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,504,605,002
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,735,876	[168]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%

C000172721 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R3
Trading Symbol	BMSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 7.70%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	7.70%	14.19%	10.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,504,605,002
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,735,876	[169]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%

C000172722 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R4
Trading Symbol	BMSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 7.97%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	7.97%	14.48%	10.92%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,504,605,002
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,735,876	[170]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%

C000172723 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R6
Trading Symbol	BMSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 8.06%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	8.06%	14.58%	11.01%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,504,605,002
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,735,876	[171]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%

C000220109 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class A
Trading Symbol	MKVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS International Large Cap Value Fund (fund) provided a total return of 19.00%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
A without sales charge	19.00%	13.43%
A with initial sales charge (5.75%)	12.16%	12.07%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,924,028,881
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 44,635,869	[172]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%

C000220112 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class C
Trading Symbol	MKVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$185	1.70%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS International Large Cap Value Fund (fund) provided a total return of 18.21%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
C without sales charge	18.21%	12.58%
C with CDSC (1% for 12 months)×	17.21%	12.58%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,924,028,881
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 44,635,869	[173]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%

C000220111 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class I
Trading Symbol	MKVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS International Large Cap Value Fund (fund) provided a total return of 19.33%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
I without sales charge	19.33%	13.74%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,924,028,881
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 44,635,869	[174]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%

C000220110 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R1
Trading Symbol	MKVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$185	1.70%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 18.14%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	18.14%	12.56%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,924,028,881
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 44,635,869	[175]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%

C000220113 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R2
Trading Symbol	MKVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 18.81%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	18.81%	13.12%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,924,028,881
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 44,635,869	[176]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%

C000220108 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R3
Trading Symbol	MKVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 19.04%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	19.04%	13.44%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,924,028,881
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 44,635,869	[177]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%

C000220107 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R4
Trading Symbol	MKVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 19.34%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	19.34%	13.75%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,924,028,881
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 44,635,869	[178]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%

C000220106 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R6
Trading Symbol	MKVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 19.42%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	19.42%	13.77%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,924,028,881
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 44,635,869	[179]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[7]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[8]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[9]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[10]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[11]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[12]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[13]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[14]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[15]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[16]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[17]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[18]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[19]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[20]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[21]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[22]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[23]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[24]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[25]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[26]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[27]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[28]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[29]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[30]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[31]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[32]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[33]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[34]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[35]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[36]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[37]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[38]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[39]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[40]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[41]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[42]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[43]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[44]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[45]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[46]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[47]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[48]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[49]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[50]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[51]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[52]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[53]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[54]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[55]	Includes the effect of any management fee waivers, if applicable.
[56]	Includes the effect of any management fee waivers, if applicable.
[57]	Includes the effect of any management fee waivers, if applicable.
[58]	Includes the effect of any management fee waivers, if applicable.
[59]	Includes the effect of any management fee waivers, if applicable.
[60]	Includes the effect of any management fee waivers, if applicable.
[61]	Includes the effect of any management fee waivers, if applicable.
[62]	Includes the effect of any management fee waivers, if applicable.
[63]	Includes the effect of any management fee waivers, if applicable.
[64]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[65]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[66]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[67]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[68]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[69]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[70]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[71]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[72]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[73]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[74]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[75]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[76]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[77]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[78]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[79]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[80]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[81]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[82]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[83]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[84]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[85]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[86]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[87]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[88]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[89]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[90]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[91]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[92]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[93]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[94]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[95]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[96]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[97]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[98]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[99]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[100]	Includes the effect of any management fee waivers, if applicable.
[101]	Includes the effect of any management fee waivers, if applicable.
[102]	Includes the effect of any management fee waivers, if applicable.
[103]	Includes the effect of any management fee waivers, if applicable.
[104]	Includes the effect of any management fee waivers, if applicable.
[105]	Includes the effect of any management fee waivers, if applicable.
[106]	Includes the effect of any management fee waivers, if applicable.
[107]	Includes the effect of any management fee waivers, if applicable.
[108]	Includes the effect of any management fee waivers, if applicable.
[109]	Includes the effect of any management fee waivers, if applicable.
[110]	Includes the effect of any management fee waivers, if applicable.
[111]	Includes the effect of any management fee waivers, if applicable.
[112]	Includes the effect of any management fee waivers, if applicable.
[113]	Includes the effect of any management fee waivers, if applicable.
[114]	Includes the effect of any management fee waivers, if applicable.
[115]	Includes the effect of any management fee waivers, if applicable.
[116]	Includes the effect of any management fee waivers, if applicable.
[117]	Includes the effect of any management fee waivers, if applicable.
[118]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[119]	Includes the effect of any management fee waivers, if applicable.
[120]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[121]	Includes the effect of any management fee waivers, if applicable.
[122]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[123]	Includes the effect of any management fee waivers, if applicable.
[124]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[125]	Includes the effect of any management fee waivers, if applicable.
[126]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[127]	Includes the effect of any management fee waivers, if applicable.
[128]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[129]	Includes the effect of any management fee waivers, if applicable.
[130]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[131]	Includes the effect of any management fee waivers, if applicable.
[132]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[133]	Includes the effect of any management fee waivers, if applicable.
[134]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[135]	Includes the effect of any management fee waivers, if applicable.
[136]	Includes the effect of any management fee waivers, if applicable.
[137]	Includes the effect of any management fee waivers, if applicable.
[138]	Includes the effect of any management fee waivers, if applicable.
[139]	Includes the effect of any management fee waivers, if applicable.
[140]	Includes the effect of any management fee waivers, if applicable.
[141]	Includes the effect of any management fee waivers, if applicable.
[142]	Includes the effect of any management fee waivers, if applicable.
[143]	Includes the effect of any management fee waivers, if applicable.
[144]	Includes the effect of any management fee waivers, if applicable.
[145]	Includes the effect of any management fee waivers, if applicable.
[146]	Includes the effect of any management fee waivers, if applicable.
[147]	Includes the effect of any management fee waivers, if applicable.
[148]	Includes the effect of any management fee waivers, if applicable.
[149]	Includes the effect of any management fee waivers, if applicable.
[150]	Includes the effect of any management fee waivers, if applicable.
[151]	Includes the effect of any management fee waivers, if applicable.
[152]	Includes the effect of any management fee waivers, if applicable.
[153]	Includes the effect of any management fee waivers, if applicable.
[154]	Includes the effect of any management fee waivers, if applicable.
[155]	Includes the effect of any management fee waivers, if applicable.
[156]	Includes the effect of any management fee waivers, if applicable.
[157]	Includes the effect of any management fee waivers, if applicable.
[158]	Includes the effect of any management fee waivers, if applicable.
[159]	Includes the effect of any management fee waivers, if applicable.
[160]	Includes the effect of any management fee waivers, if applicable.
[161]	Includes the effect of any management fee waivers, if applicable.
[162]	Includes the effect of any management fee waivers, if applicable.
[163]	Includes the effect of any management fee waivers, if applicable.
[164]	Includes the effect of any management fee waivers, if applicable.
[165]	Includes the effect of any management fee waivers, if applicable.
[166]	Includes the effect of any management fee waivers, if applicable.
[167]	Includes the effect of any management fee waivers, if applicable.
[168]	Includes the effect of any management fee waivers, if applicable.
[169]	Includes the effect of any management fee waivers, if applicable.
[170]	Includes the effect of any management fee waivers, if applicable.
[171]	Includes the effect of any management fee waivers, if applicable.
[172]	Includes the effect of any management fee waivers, if applicable.
[173]	Includes the effect of any management fee waivers, if applicable.
[174]	Includes the effect of any management fee waivers, if applicable.
[175]	Includes the effect of any management fee waivers, if applicable.
[176]	Includes the effect of any management fee waivers, if applicable.
[177]	Includes the effect of any management fee waivers, if applicable.
[178]	Includes the effect of any management fee waivers, if applicable.
[179]	Includes the effect of any management fee waivers, if applicable.